Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of June 30, 2024, 2023 and December 31, 2023, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	7,406,760		2,130,670	651,070	14,987,680	6,740	773,510	839,640	2,162,760	97,051,190	140,930	126,150,950
Reclassifications	412,300		—	103,360	2,967,760	(176,590)	—	39,610	(60)	(124,960)	—	3,221,420
Capitalization	6,420,470		—	6,050,860	46,219,390	246,960	4,491,700	456,050	38,040	(63,923,470)	—	—
Disposals	(619,260)		(511,310)	(130,210)	(1,094,130)	(49,390)	—	(371,460)	(13,330)	(2,310,810)	(600)	(5,100,500)
Translation effect	(16,417,790)		—	(195,880)	—	(1,222,840)	—	(83,550)	(522,430)	(28,659,120)	(304,280)	(47,405,890)
Balances as of June 30, 2023	Ps.	1,051,039,359	16,460,355	500,162,832	1,649,488,414	72,670,592	425,628,420	51,689,947	30,962,397	376,058,414	52,961,345	Ps.	4,227,122,075
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	4,184,350		3,992,350	2,495,830	23,945,850	6,970	34,420	876,130	429,130	92,933,750	—	128,898,780
Reclassifications	596,770		—	488,180	1,148,690	51,250	(550,380)	309,580	51,810	(7,470)	—	2,088,430
Capitalization	15,917,040		—	219,830	30,853,870	906,090	—	292,640	26,830	(48,243,720)	27,420	—
Disposals	(552,510)		—	(990)	—	(13,500)	—	(883,250)	(209,220)	(3,430,000)	(5,080)	(5,094,550)
Translation effect	10,789,180		—	(827,820)	—	865,680	—	66,190	324,360	16,092,850	196,530	27,506,970
Balances as of June 30, 2024	Ps.	1,101,922,279	22,906,145	493,819,592	1,751,161,004	75,772,492	424,743,060	54,206,427	33,611,347	537,850,176	53,107,165	Ps.	4,549,099,687

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(16,425,970)		(403,660)	(6,395,380)	(25,684,940)	(956,350)	(5,500,690)	(728,730)	(695,458)	—	—	(56,791,178)
Reclassifications	(405,220)		—	(103,360)	(2,989,670)	309,120	—	(32,350)	60	—	—	(3,221,420)
(Impairment)	(17,687,630)		—	(5,426,790)	(32,382,700)	—	(25,066,390)	—	—	(368,181)	—	(80,931,691)
Reversal of impairment	9,514,200		—	329,110	532,450	—	—	—	—	4,471,440	—	14,847,200
Disposals	222,630		219,120	109,680	740,570	—	—	349,170	4,384	—	—	1,645,554
Translation effect	9,325,760		—	180,200	—	610,030	—	50,820	87,700	—	—	10,254,510
Balances as of June 30, 2023	Ps.	(804,900,083)	(6,778,184)	(275,748,055)	(1,319,890,373)	(47,833,696)	(324,759,170)	(46,293,493)	(16,267,346)	(53,231,870)	—	Ps.	(2,895,702,270)
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(16,226,649)		(350,870)	(5,582,490)	(42,484,220)	(876,000)	(7,073,410)	(797,140)	(867,850)	—	—	(74,258,629)
Reclassifications	(117,840)		—	(488,180)	(1,148,790)	(18,750)	46,270	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(37,860,556)		—	(4,202,050)	(7,932,150)	—	(2,393,760)	—	—	(1,428,080)	—	(53,816,596)
Reversal of impairment	8,301,490		—	2,143,360	14,728,060	—	5,537,470	62,440	—	5,494,785	—	36,267,605
Disposals	437,904		—	970	—	6,200	—	880,180	130,944	—	—	1,456,198
Translation effect	(6,453,850)		—	834,640	—	(404,820)	—	(32,060)	(74,000)	—	—	(6,130,090)
Balances as of June 30, 2024	Ps.	(837,472,130)	(7,247,454)	(316,156,525)	(1,378,726,063)	(49,861,576)	(304,715,540)	(47,130,923)	(17,771,008)	(52,866,614)	—	Ps.	(3,011,947,833)
Wells, pipelines, properties, plant and equipment—net as of June 30, 2023	Ps.	246,139,276	9,682,171	224,414,777	329,598,041	24,836,896	100,869,250	5,396,454	14,695,051	322,826,544	52,961,345	Ps.	1,331,419,805
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	Ps.	1,482,322,166
Wells, pipelines, properties, plant and equipment—net as of June 30, 2024	Ps.	264,450,149	15,658,691	177,663,067	372,434,941	25,910,916	120,027,520	7,075,504	15,840,339	484,983,562	53,107,165	Ps.	1,537,151,854
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
For the six-month periods ended June 30, 2024 and 2023, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.4,767,020, and Ps.2,389,748, respectively. Financing cost rates during the six-month periods ended June 30, 2024 and 2023 were 7.82% to 18.68%, and 6.47% to 7.54%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the six-month periods ended June 30, 2024 and 2023, recognized in operating costs and expenses, was Ps.74,258,629 and Ps.56,791,178, respectively. These figures include Ps.91,114 and Ps.30,330 for oil and gas production assets and costs related to plugging and abandonment of wells for the six-month periods ended June 30, 2024 and 2023, respectively.

C.As of June 30, 2024 and December 31, 2023, provisions relating to future plugging of wells costs amounted to Ps.69,121,263 and Ps.61,117,106, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.For the six-month periods ended June 30, 2024 and 2023, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps.21,376,880 and Ps.(37,151,380), respectively, which was mainly plant.

E.During the six-month periods ended June 30, 2024 and 2023, PEMEX recognized a net (impairment) of Ps.(17,548,991) and Ps.(66,084,491), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the six-month periods ended June 30,
	2024		2023
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(36,392,092)	Ps.	(6,548,396)
Pemex Logistics	(171,830)		—
Pemex Exploration and Production	19,014,931		(59,536,095)
(Impairment), net	Ps.	(17,548,991)	Ps.	(66,084,491)

Summary of Net Impairment and Net Reversal of Impairment

	For the six-month periods ended June 30,
	2024		2023
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(36,392,092)	Ps.	(6,548,396)
Pemex Logistics	(171,830)		—
Pemex Exploration and Production	19,014,931		(59,536,095)
(Impairment), net	Ps.	(17,548,991)	Ps.	(66,084,491)

Summary of Reversal Impairment loss for CGUs

	2024		2023
Cantarell	Ps.	15,095,434	Ps.	(2,851,694)
Aceite Terciario del Golfo	7,032,771		(6,634,837)
Lakach	2,845,690		2,905,272
Ayin Alux	2,516,348		—
Tamaulipas Constituciones	1,665,580		(742,705)
Arenque	1,185,779		(528,440)
Burgos	546,186		(5,995,860)
Antonio J. Bermúdez	385,159		(1,139,810)
Poza Rica	108,370		(751,664)
Cuenca Macuspana	35,600		(70,075)
Cárdenas Mora CEE	—		3,805
Chuc	—		(19,216,570)
Crudo Ligero Marino	—		(7,863,676)
Ixtal - Manik	—		(4,837,174)
Santuario CEE	—		(112,355)
Misión CEE	(78,381)		(28,177)
Ogarrio Magallanes	(3,939,798)		(6,448,126)
Tsimin Xux	(8,383,807)		(5,224,009)
Total	Ps.	19,014,931	Ps.	(59,536,095)

	2024		2023
Minatitlán Refinery	Ps.	(15,146,588)	Ps.	(4,558,203)
Ciudad Pemex Gas Processor Complex	(5,265,217)		—
Madero Refinery	(5,039,912)		(10,210,354)
Cactus Gas Processor Complex	(2,983,894)		—
Cosoleacaque Petrochemical Complex	(1,985,563)		(1,301,741)
Gas Burgos Gas Processor Complex	(1,729,422)		(808,931)
Morelos Petrochemical Complex	(1,179,313)		3,208,249
Nuevo Pemex Gas Processor Complex	(1,141,900)		1,080,820
Coatzacoalcos Gas Processor Complex	(952,880)		—
Cangrejera Ethylene Complex	(486,975)		—
La Venta Gas Processor Complex	(450,034)		—
Tula Refinery	(108,056)		—
Matapionche Gas Processor Complex	(45,226)		(156,642)
Gas Arenque Processor Complex	(2,420)		(104,647)
Cangrejera Petrochemical Complex	106		524,059
Salamanca Refinery	393		5,750,652
Pajaritos Ethylene Complex	55,743		—
Gas Poza Rica Processor Complex	69,066		28,342
Total	Ps.	(36,392,092)	Ps.	(6,548,396)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of June 30
	2024	2023
Average crude oil price	65.81 U.S.$/bl	61.72 U.S.$/bl
Average gas price	4.92 U.S.$/mpc	4.96 U.S.$/mpc
Average condensates price	74.92 U.S.$/bl	67.57 U.S.$/bl
After-tax discount rate	10.44% annual	10.42% annual
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of June 30,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	105.12	75.2	N.A.		N.A.		N.A.		N.A.
Processed volume (1)	1,029 mbd	903 mbd	2,424 mmpcd of humid gas	2,575 mmpcd of humid gas	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S.$	18.3773	17.072	18.3773	17.072	18.3773	17.072	18.3773	17.072	18.3773	17.072
Useful lives of the cash-generating units (year average)	11	11	6	6	5	5	5	5	5	5
Pre-tax discount rate	14.50%	14.10	14.12%	13.26%	10.85%	10.46%	10.85%	10.46%	11.87%	13.05%
Period (2)	2024-2034	2023-2033	2024-2029	2023-2028	2024-2028	2023-2027	2024-2028	2023-2027	2024-2028	2023-2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
Summary of Recoverable Amount of Assets
As of June 30, 2024 and 2023, values in use for CGU are:

	2024		2023
Chuc	Ps.	62,681,511	Ps.	36,565,512
Aceite Terciario del Golfo	34,325,751		37,276,319
Crudo Ligero Marino	33,518,405		17,206,881
Cantarell	33,149,103		—
Ogarrio Magallanes	28,348,410		24,027,128
Antonio J. Bermúdez	25,737,767		8,654,361
Tsimin Xux	24,453,758		27,851,730
Ixtal - Manik	13,840,302		6,472,463
Poza Rica	6,716,573		5,500,551
Tamaulipas Constituciones	6,024,454		1,931,129
Ayin Alux	4,955,853		—
Lakach	4,086,521		3,328,644
Burgos	3,776,739		7,399,377
Arenque	3,658,416		4,084,877
Cuenca de Macuspana	593,807		—
Total	Ps.	285,867,370	Ps.	180,298,972
As of June 30, 2024 and 2023, the value in use for the impairment of fixed assets was as follows:

	2024		2023
Salina Cruz Refinery	Ps.	79,920,687	Ps.	44,338,748
Tula Refinery	47,008,486		55,664,585
Salamanca Refinery	36,234,540		28,617,019
Nuevo Pemex Gas Processor Complex	6,734,674		27,965,299
Ciudad Pemex Gas Processor Complex	6,278,504		—
Cactus Gas Processor Complex	4,360,278		—
La Venta Gas Processor Complex	980,146		—
Coatzacoalcos Gas Processor Complex	905,502		—
Madero Refinery	—		730,425
Burgos Gas Processor Complex	—		965,475
Morelos Petrochemicals Complex	—		2,969,979
Cosoleacaque Petrochemical Complex	—		858,643
Total	Ps.	182,422,817	Ps.	162,110,173